Vessel Operating and Voyage Expenses (Predecessor) (Tables) - Robin Energy Ltd. Predecessor [Member]	12 Months Ended
Dec. 31, 2024
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying combined carve-out statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2022	2023	2024
Brokerage commissions- related party	195,471	195,890	125,409
Port & other expenses	23,595	612	189,646
Loss on bunkers	—	2,228	—
Total Voyage expenses	$219,066	$198,730	$315,055

Vessel Operating Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2022	2023	2024
Crew & crew related costs	2,775,369	2,854,622	1,453,022
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	820,405	983,472	454,917
Lubricants	165,606	225,404	88,318
Insurance	201,926	230,099	123,162
Tonnage taxes	41,930	51,639	29,866
Other	317,045	819,012	161,002
Total Vessel operating expenses	$4,322,281	$5,164,248	$2,310,287